Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward
Accrued payroll taxes	48,034	52,797
Stock-based compensation	3,745,791	3,535,310
Research and development credits
Capitalized research and development expenses		348,592
Allowance for doubtful accounts	2,080,670	56,561
Nondeductible charitable contributions
Inventory reserve	49,225	36,989
Lease liability	36,495	65,807
Intangible assets	54,165	73,102
Gross deferred tax assts	6,014,382	4,169,158
Less valuation allowance	(5,845,289)
Total deferred tax assets	169,093	4,169,158
Deferred tax liabilities:
Fixed assets	(147,557)	(112,763)
ROU asset	(21,536)	(61,505)
Total deferred tax liabilities	169,093	174,268
Net deferred tax assets		$ 3,994,890